Business Combinations and Asset Acquisitions - Schedule of Assets Acquired and Liabilities Assumed (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Purchase Price to the Identifiable Assets Acquired and Liabilities [Member]
Assets
Cash and cash equivalents	$ 128
Investment in equity investee	7,278,845
Total identifiable assets acquired	7,278,973
Liabilities
Other payable	(5,893)
Amount due to equity investee	(4,263,291)
Amounts due to related parties	(9,789)
Total liabilities assumed	(4,278,973)
Net Assets Acquired	3,000,000
Cash and cash equivalents	128
Other payable	(5,893)
Amounts due to related parties	(9,789)
Fair Values of the Identifiable Assets Acquired and Liabilities [Member]
Assets
Cash and cash equivalents	5,502
Total identifiable assets acquired	129,576
Liabilities
Other payable	(17,471)
Amounts due to related parties	(162,465)
Total liabilities assumed	(195,539)
Cash and cash equivalents	5,502
Accounts receivable	2,986
Inventories	14,884
Other receivables, deposits and prepayment	16,490
Prepaid tax	2,508
Property and equipment	87,206
Accounts payable	(15,603)
Other payable	(17,471)
Amounts due to related parties	(162,465)
Net identifiable liabilities assumed	(65,963)
Reconciliation to goodwill
Consideration transferred	150,000
Fair value of non-controlling interest	(19,789)
Less: Net identifiable liabilities assumed	(65,963)
Goodwill	$ 196,174